PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Schedule of Prepaid Expenses and Other Receivables

	December 31,
	2012	2011

Advances to suppliers	$1,449	$911
Income/Corporate taxes	1,605	1,366
VAT and consumption tax	1,585	1,501
Prepaid expenses	1,047	1,210
Restricted Deposits	706	1,218
Fair value of financial derivatives	1,292	335
Other	2,954	1,752

Total prepaid expenses and other receivables	$10,638	$8,293